Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 28, 2014 Segment	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Number of operating segments	3									3
Net sales	$ 1,430.1	$ 1,661.3	$ 1,557.1	$ 1,659.1	$ 1,543.7	$ 1,622.2	$ 1,512.6	$ 1,475.2	$ 1,449.5	$ 6,421.2	$ 6,059.5	$ 5,808.2
Operating income (loss)	(237.1)				32.8					211.7	199.4	214.6
Assets	4,308.5	4,578.9				4,932.6				4,578.9	4,932.6
Capital expenditures	27.0				26.7					89.1	108.6	121.5
Depreciation expense	29.0				29.6					118.6	102.5	97.6
Long-lived assets		1,572.4				1,682.1				1,572.4	1,682.1
North America [Member]
Revenues from transactions with other operating segments of same entity	9.3				4.3					20.6	27.1	28.8
Net sales	594.7				705.0					2,751.6	2,340.2	2,120.2
Operating income (loss)	32.3				37.7					129.8	126.1	121.8
Assets	1,367.4	1,342.0				1,483.4				1,342.0	1,483.4
Capital expenditures										33.5	25.3	22.2
Depreciation expense										40.3	30.0	27.2
Europe And Mediterranean [Member]
Revenues from transactions with other operating segments of same entity	13.6				4.1					33.3	22.1	24.8
Net sales	368.3				374.6					1,629.6	1,684.2	1,737.9
Operating income (loss)	(9.1)				(16.2)					(0.3)	(13.0)	30.3
Assets	1,238.4	1,232.8				1,329.6				1,232.8	1,329.6
Capital expenditures										18.4	35.3	41.1
Depreciation expense										40.3	38.0	38.3
Rest Of World [Member]
Revenues from transactions with other operating segments of same entity	7.1				18.3					68.6	95.5	38.1
Net sales	467.1				464.1					2,040.0	2,035.1	1,950.1
Operating income (loss)	(260.3)				11.3					82.2	86.3	62.5
Assets	1,702.7	2,004.1				2,119.6				2,004.1	2,119.6
Capital expenditures										37.2	48.0	58.2
Depreciation expense										38.0	34.5	32.1
Electric Utility [Member]
Net sales										2,148.5	2,004.8	1,792.8
Electrical Infrastructure [Member]
Net sales										1,674.2	1,611.5	1,708.3
Construction [Member]
Net sales										1,568.9	1,519.0	1,395.3
Communications [Member]
Net sales										713.0	651.2	655.3
Rod Mill Products [Member]
Net sales										316.6	273.0	256.5
UNITED STATES [Member]
Net sales										1,919.8	1,859.5	1,712.2
Long-lived assets		331.7				337.9				331.7	337.9
CANADA [Member]
Net sales										708.0	441.3	379.8
Long-lived assets		49.3				45.6				49.3	45.6
FRANCE [Member]
Net sales										469.4	494.9	506.0
Long-lived assets		72.6				78.3				72.6	78.3
BRAZIL [Member]
Net sales										421.3	477.6	420.4
Long-lived assets		105.0				121.3				105.0	121.3
SPAIN [Member]
Net sales										280.7	319.0	400.1
Long-lived assets		166.0				169.8				166.0	169.8
Others [Member]
Net sales										2,622.0	2,467.2	2,389.7
Long-lived assets		$ 847.8				$ 929.2				$ 847.8	$ 929.2